Transactions with Related Parties - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
2016	$ 20,053
2017	20,850
2018	21,057
2019	20,989
2020	20,989
2021 to 2025	94,449
Total	$ 198,387